RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure of Information About Key Management Personnel
Remuneration attributed to key management personnel can be summarized as follows:

	For the years ended
	December 31, 2019	December 31, 2018
Short-term compensation (1)	$4,041,619	$3,961,649
Share-based payments (stock options) (2)	9,101,888	12,377,331
Consulting fees (3)	45,499	-
	$13,189,006	$16,338,980